Events after the reporting period (Details) € in Millions, $ in Millions				12 Months Ended
	Mar. 04, 2026 USD ($) shares	Feb. 09, 2026 EUR (€) shares	Feb. 09, 2026 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Jan. 01, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding				25,000
Number of shares of capital stock issued		28,229	28,229
ESOP warrant plan
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised				0
Tranche One | ESOP warrant plan
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Tranche Two | ESOP warrant plan
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				75.00%
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding				541,126	541,126	541,126	541,126
Qulaified IPO
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuance	$ 7.7	€ 169	$ 200.0
Conversion ratio for preferred shares		1	1
Number of common shares issued upon conversion of profit share certificate		2,069,611	2,069,611
Number of shares outstanding		541,126	541,126
Qulaified IPO | ESOP warrant plan
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised		28,229	28,229
Qulaified IPO | American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	482,967	12,500,000	12,500,000
Qulaified IPO | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	482,967	12,500,000	12,500,000